Distribution and Selling Expenses (Details) - Schedule of distribution and selling expenses - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of distribution and selling expenses [Abstract]
Rental	$ 9,565	$ 9,573	$ 16,067
Depreciation			1,218
Labor	160,314	170,771	275,026
Subsidy to distributors	453,906	477,779	787,064
Promotion			15,623
Advertisement	1,174,552	287,354	1,152,176
Covid financial aid to distributors	2,172,432
Others	287,734	148,914	423,782
Total	$ 4,258,504	$ 1,094,391	$ 2,670,955